Trade and Other Payables and Other Current Liabilities (Tables)	6 Months Ended
Jun. 30, 2024
Trade and Other Payables and Other Current Liabilities [Abstract]
Schedule of Trade and Other Payables and Other Current Liabilities
	As of June 30, 2024	As of December 31, 2023
	(Unaudited)
Trade payables – third parties	$2,553,826	$2,113,401
Accrued salaries and bonus	369,275	603,112
Other payables, accrued customer claims, cash loss and shortage*	124,433	300,337
Trade and other payables	$3,047,534	$3,016,850

Output VAT and other taxes payable	$-	$100,166
Accrued expenses	525,467	639,556
Payroll payable	715,467	925,142
Provision for stock-based compensation expense**	-	830,000
Other payables	487,172	419,964
Deferred revenue	36,530	256,815
Other current liabilities	$1,764,636	$3,171,643
*

Includes a provision for penalty for failure to meet certain performance indicators as stipulated in certain customer contracts for approximately $5,462 and $7,108 as of June 30, 2024 and 2023, respectively.

**	During the year ended December 31, 2023, provision was made upon the management decision to grant restricted shares to officers and certain employees based on their performance in 2023 under the Company’s 2022 Equity Incentive Plan. 288,000 shares were granted to officers and certain employees on May 7, 2024 to settle such provision balance (Note 18).